CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2025
Condensed Financial Information Of Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

32. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Schedule I has been provided pursuant to the requirements of Securities and Exchange Commission (“SEC”) Regulation S-X Rule 12-04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of TryHard Holdings Limited’s (“the Parent Company”) consolidated subsidiaries as of June 30, 2025 exceeded the 25% threshold.

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of the Company exceeds 25% of the consolidated net assets of the Company. In this connection, the restricted net assets of the subsidiaries of the Company does not exceed 25% of the consolidated net assets of the Company and accordingly the condensed parent company only financial information of the Company is presented for the supplementary reference.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to accompanying consolidated financial statements.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

As of June 30, 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

During the years ended June 30, 2023, 2024 and 2025, no cash dividends were either declared nor paid by the Company.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Condensed balance sheets

	As of June 30,
	2024		2025	2025
	JPY’000		JPY’000	US$’000
Assets
Current assets
Other receivable	—	*	4,909	34
Total current assets	—	*	4,909	34

Non-current assets
Interest in subsidiary	—	*	— *	—	*
Other non-current assets	—	*	(4,909)	(34)
Total non-current assets	—	*	(4,909)	(34)
Total assets	—	*	— *	—	*

Liabilities and shareholders’ equity
Current liabilities
Other payables and accruals	—	*	6,079	42
Total current liabilities	—	*	6,079	42
Total liabilities	—	*	6,079	42

Shareholders’ deficit
Ordinary shares (par value of US$0.00002 per share; 22,500,000,000 ordinary shares authorized, 48,750,000 ordinary shares issued and outstanding as of June 30, 2024 and 2025) **	157		157	1
Series A Preferred Shares (par value of US$0.00002 per share; 2,500,000,000 Series A Preferred Shares authorized, 2,000,000 Series A Preferred Shares issued and outstanding as of June 30, 2024 and 2025) **	6		6	—	*
Share subscription receivable	(6)		(6)	—	*
Capital surplus	(157)		(157)	(1)
Accumulated deficit	—	*	(6,079)	(42)
Total shareholders’ deficit	—	*	(6,079)	(42)
Total liabilities and shareholders’ deficit	—	*	— *	—	*

Condensed statements of loss

	For the years ended December 31,
	2023		2024		2025	2025
	JPY’000		JPY’000		JPY’000	US$’000
Operating expenses
General and administrative expenses	—	*	—	*	(6,079)	(42)
Total operating expenses	—	*	—	*	(6,079)	(42)
Loss before income taxes	—	*	—	*	(6,079)	(42)
Income tax expense	—	*	—	*	—	—
Net loss	—	*	—	*	(6,079)	(42)

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Condensed statements of cash flows

For the years ended December 31,
	2023		2024		2025		2025
	JPY’000		JPY’000		JPY’000		US$’000
Cash flows from operating activities
Loss before income taxes	—	*	—	*	(6,079)		(42)
Adjustments for:
Other payables and accruals	—	*	—	*	6,079		42
Net cash used in operating activities	—	*	—	*	—	*	—	*
Cash flows from investing activities	—	*	—	*	—	*	—	*
Cash flows from financing activities	—	*	—	*	—	*	—	*
Net change in cash and cash equivalents	—	*	—	*	—	*	—	*
Cash and cash equivalents at the beginning of the year	—	*	—	*	—	*	—	*
Cash and cash equivalents at the end of the year	—	*	—	*	—	*	—	*

*	Less than JPY1,000 or US$1,000

**	Retrospectively restated for effect of share recapitalization (Note 1)

3,600,000 Ordinary Shares

Resale Prospectus

Dated September [  ], 2025

Through and including [  ], 2025 (the 25th day after the date of this prospectus), all dealers effecting transactions in Ordinary Shares, whether or not participating in this offering, may be required to deliver a prospectus. This delivery requirement is in addition to a dealer’s obligation to deliver a prospectus when acting as an underwriter and with respect to an unsold allotment or subscription.

PART II

INFORMATION NOT REQUIRED IN PROSPECTUS

ITEM 6. INDEMNIFICATION OF DIRECTORS AND EXECUTIVE OFFICERS

Cayman Islands’ laws do not prohibit or restrict a company from indemnifying its directors and officers against personal liability for any loss they may incur arising out of the Company’s business, except to the extent such provision may be held by the Cayman Islands courts to be contrary to public policy, such as to provide indemnification against civil fraud or the consequences of committing a crime. The indemnity extends only to liability for their own negligence and breach of duty other than breaches of fiduciary duty and not where there is evidence of dishonesty, willful default or fraud.

Our Amended Memorandum and Articles of Association permits, to the fullest extent permissible under Cayman Islands law, indemnification of our executive officers and directors against all actions, proceedings, costs, charges, expenses, losses, damages or liabilities incurred or sustained by them, other than by reason of their own dishonesty, willful default or fraud, in connection with the execution or discharge of their duties, powers, authorities or discretion as Directors or executive officers of our Company, including without prejudice to the generality of the foregoing, any costs, expenses, losses or liabilities incurred by them in defending (whether successfully or otherwise) any civil proceedings concerning our Company or its affairs in any court whether in the Cayman Islands or elsewhere.

We intend to enter into indemnification agreements with each of our directors and executive officers. These agreements will require us to indemnify these individuals to the fullest extent permitted under Cayman Islands law against liabilities that may arise by reason of their service to us, and to advance expenses incurred as a result of any proceeding against them as to which they could be indemnified, subject to our Company reserving its rights to recover the full amount of such advances in the event that he or she is subsequently found to have been negligent or otherwise have breached his or her trust or fiduciary duties to our Company or to be in default thereof, or where the Cayman Islands courts have declined to grant relief.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, executive officers or persons controlling us pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

ITEM 7. RECENT SALES OF UNREGISTERED SECURITIES

During the past three years, we have issued and sold the following securities without registering such securities under the Securities Act. We believe that each of the following issuances was exempt from registration under the Securities Act pursuant to Section 4(a)(2) of the Securities Act regarding transactions not involving a public offering or in reliance on Regulation S under the Securities Act regarding sales by an issuer in offshore transactions. No underwriters were involved in these issuances of securities.

Ordinary Shares

Allottee	Date of Sale or Issuance	Number of Ordinary Shares

Comet Moment Limited	December 30, 2024	49,000

Legend One Capital Limited	December 30, 2024	49,000

Lucens Consultancy Pte. Ltd.	December 30, 2024	49,000

Bon Ween Foong	December 30, 2024	49,000

Men Yihe	December 30, 2024	22,000

Series A Preferred Shares
	Date of Issue	Number of Series A Preferred Shares
Mr. Rakuyo Otsuki	May 31, 2025	2,000,000

ITEM 8. EXHIBITS AND FINANCIAL STATEMENT SCHEDULES

(a) Exhibits

See “Exhibit Index” beginning on page II-5 of this registration statement.

(b) Financial Statement Schedules

All supplement schedules are omitted because of the absence of conditions under which they are required or because the data is shown in the financial statements or notes thereto.

ITEM 9. UNDERTAKINGS

(a) The undersigned Registrant hereby undertakes:

1. To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement, unless the information required to be included in a post-effective amendment by paragraphs (i), (ii) and (iii) below is contained in reports filed with or furnished to the SEC by the registrant pursuant to section 13 or section 15(d) of the Securities Exchange Act of 1934 that are incorporated by reference in the registration statement, or is contained in a form of a prospectus filed pursuant to Rule 424(b) that is part of the registration statement:

(i) To include any prospectus required by Section 10(a)(3) of the Securities Act of 1933, as amended;

(ii) To reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than a 20 percent change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement;

(iii) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

2. That, for the purpose of determining any liability under the Securities Act of 1933, as amended, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

3. To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

4. To file a post-effective amendment to the registration statement to include any financial statements required by Item 8.A. of Form 20-F at the start of any delayed offering or throughout a continuous offering. Financial statements and information otherwise required by Section 10(a)(3) of the Securities Act of 1933, as amended, need not be furnished, provided, that the registrant includes in the prospectus, by means of a post-effective amendment, financial statements required pursuant to this paragraph (a)(4) and other information necessary to ensure that all other information in the prospectus is at least as current as the date of those financial statements.

5. That, for the purpose of determining liability under the Securities Act of 1933, as amended, to any purchaser;

(i) Each prospectus filed by the registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(ii) Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (vii), or (x) for the purpose of providing the information required by section 10(a) of the Securities Act of 1933 shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date.

6. That, for the purpose of determining liability of a registrant under the Securities Act of 1933, as amended, to any purchaser in the initial distribution of the securities, the undersigned registrant undertakes that in a primary offering of securities of the undersigned registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned registrant will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

(i) Any preliminary prospectus or prospectus of an undersigned registrant relating to the offering required to be filed pursuant to Rule 424;

(ii) Any free writing prospectus relating to the offering prepared by or on behalf of an undersigned registrant or used or referred to by an undersigned registrant;

(iii) The portion of any other free writing prospectus relating to the offering containing material information about an undersigned registrant or its securities provided by or on behalf of an undersigned registrant; and

(iv) Any other communication that is an offer in the offering made by an undersigned registrant to the purchaser.

7. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

EXHIBIT INDEX

Exhibit No.	Description of document
3.1†	Memorandum and Articles of Association of the Registrant, as currently in effect
5.1*	Opinion of Conyers Dill & Pearman regarding the validity of securities being registered
8.1*	Opinion of Conyers Dill & Pearman regarding certain Cayman Islands tax matters (included in Exhibit 5.1)
10.1†	Form of Indemnification Agreement with the Registrant’s directors and executive officers
10.2†	Form of Director’s Agreement between the Registrant and each of the Registrant’s directors
10.3†	Form of Employment Agreement by and between executive officers and the Registrant
23.1*	Consent of Conyers Dill & Pearman (included in Exhibit 5.1)
23.2	Consent of WWC, P.C.
23.3	Consent of City-Yuwa Law Offices
99.4†	Code of Business Conduct and Ethics of the Registrant
107	Filing Fee Table

† Previously filed

* To be filed by amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it has reasonable grounds to believe that it meets all of the requirements for filing on Form F-1 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tokyo, on November 3, 2025.

TryHard Holdings Limited

By:	/s/ Rakuyo Otsuki
Name:	Mr. Rakuyo Otsuki
Title:	Director, Chief Executive Officer, and Chairperson

/s/ Kwok Ho Yin
Mr. Kwok Ho Yin
Chief Financial Officer

SIGNATURE OF AUTHORIZED REPRESENTATIVE IN THE UNITED STATES

Pursuant to the Securities Act of 1933, as amended, the undersigned, the duly authorized representative in the United States of America has signed this registration statement or amendment thereto in New York on November 3, 2025.

Authorized U.S. Representative
COGENCY GLOBAL INC.

By:	/s/ Colleen A. DeVries
Name:	Colleen A. DeVries
Title:	Senior Vice President on behalf of Cogency Global Inc.